Annual Total Returns - Fidelity Freedom Blend 2010 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2010 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2010 Fund- Class A
Bar Chart Table:
Annual Return 2019	14.06%
Annual Return 2020	10.38%
Annual Return 2021	4.87%